Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred revenue—short term	$288	$2,314
Accrued salaries	944	1,542
Accrued expenses	6,519	953
Construction operating and maintenance agreement deposits	30	710
Gas imbalances payable	971	1,200
Contract obligations—short term	—	240
Accrued interest payable	724	123
Other	143	4
	$9,619	$7,086